Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
10.31 Fidelity Emerging Markets Fund K PRO-08
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement to theFidelity® Emerging Markets FundClass KDecember 30, 2020Prospectus
10.31 Fidelity Emerging Markets Fund K PRO-08 | Fidelity Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Geographic Concentration in China. Because the fund concentrates its investments in China, the fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
10.31 Fidelity Emerging Markets Fund K PRO-08 | Fidelity Emerging Markets Fund | Fidelity Emerging Markets Fund-Class K
Risk/Return:	rr_RiskReturnAbstract
2011	rr_AnnualReturn2011	(20.90%)
2012	rr_AnnualReturn2012	14.94%
2013	rr_AnnualReturn2013	4.10%
2014	rr_AnnualReturn2014	1.81%
2015	rr_AnnualReturn2015	(9.92%)
2016	rr_AnnualReturn2016	3.42%
2017	rr_AnnualReturn2017	47.89%
2018	rr_AnnualReturn2018	(17.91%)
2019	rr_AnnualReturn2019	33.84%
2020	rr_AnnualReturn2020	32.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.01%)
10.31 Fidelity Emerging Markets Fund K PRO-08 | Fidelity Emerging Markets Fund | Return Before Taxes | Fidelity Emerging Markets Fund-Class K
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class K
Past 1 year	rr_AverageAnnualReturnYear01	32.66%
Past 5 years	rr_AverageAnnualReturnYear05	17.39%
Past 10 years	rr_AverageAnnualReturnYear10	6.82%
10.31 Fidelity Emerging Markets Fund K PRO-08 | Fidelity Emerging Markets Fund | IXYE0
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index
Past 1 year	rr_AverageAnnualReturnYear01	18.32%
Past 5 years	rr_AverageAnnualReturnYear05	12.84%
Past 10 years	rr_AverageAnnualReturnYear10	3.67%